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                    PROSPECTUS SUPPLEMENT DATED APRIL 1, 2004

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004, AS SUPPLEMENTED MARCH 15, 2004

THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15, 2004)

THE HARTFORD SMALL CAP, MID CAP AND MULTI CAP FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15, 2004)

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15, 2004)

THE HARTFORD FIXED INCOME FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15, 2004)

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         Effective May 3, 2004, the front-end sales charge waiver for individuals purchasing Class A shares with proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid, is eliminated.